Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Schedule of Major Subsidiaries

(a) As of the balance sheet date, the VIE has been disposed and the details of the Company’s major subsidiaries, are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Chongqing Ltd. (“Borqs Chongqing”)	August 17, 2010	PRC	100%	Provision of software and service solutions and hardware products sales

Schedule of Financial Information as Discontinued Operations

The following tables represent the financial information of the business classified as discontinued operations as of December 31, 2024, and for the years ended December 31, 2023, 2024 and for the period from January 1 to April 8, 2025 before eliminating the intercompany balances and transactions between the entities held for sale and other entities within the Group:

As of December 31, 2024
Carrying amounts of major classes of assets included as part of the assets held for sale	$
Cash and cash equivalents	1,500
Accounts receivable, net	5,961
Prepaid expenses and other current assets, net	1,536
Inventories, net	2,060

Total current assets	11,057

Non-current assets:
Property and equipment, net	461
Right of use asset	1,273
Deferred tax assets	97

Total non-current assets	1,831

Total assets	12,888
Carrying amounts of major classes of liabilities included as part of the assets held for sale
Current liabilities:
Accounts payable	3,386
Accrued expenses and other payables	227
Lease liabilities – current	670
Amount due to related parties	-
Income tax payable	54

Total current liabilities	4,337

Non-current liabilities:
Deferred tax liabilities	1,449
Lease liabilities – non-current	642
Total non-current liabilities	2,091

Total liabilities	6,428

Schedule of Discontinued Operation
	For the years ended December 31,		For the period starting from January 1 to April 8
	2023	2024	2025
	$	$	$
Net Revenues:	11,479	11,098	2,222
Cost of revenues	(7,256)	(8,594)	(2,166)

Total gross profit	4,223	2,504	56

Operating expenses:
Sales and marketing expenses	-	-	(39)
General and administrative expenses	(1,928)	(2,435)	(4,316)
Research and development expenses	(1,238)	(1,257)	(360)

Total operating expenses	(3,166)	(3,692)	(4,715)

Operating income (loss)	1,057	(1,188)	(4,659)

Interest income	3	261	63
Interest expense	-	-	(1)
Other income (expense)	17	884	(318)
Foreign exchange gain (loss)	1,291	39	(84)
Income (loss) from discontinued operation, before income taxes	2,368	(4)	(4,999)

Income tax (expense) benefit	(1,078)	(135)	946

Income (loss) from discontinued operations	1,290	(139)	(4,053)

Schedule of Discontinued Operation Cash Flow
	For the years ended December 31,		For the period starting from January 1 to April 8
	2023	2024	2025
	$	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	1,290	(139)	(4,053)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	229	178	200
Deferred income tax expenses (benefits)	783	84	(985)
Gain on debt forgiveness by a related party	-	(737)	-
Changes in operating assets and liabilities	(1,314)	2,199	6,102

Net cash generated from operating activities	988	1,585	1,264

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(225)	(108)	-
Investment in time deposit	(3,496)	(3,377)	-
Receipt of time deposit from banks	-	3,496	-

Net cash (used in) provided by investing activities	(3,721)	11	-

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash generated from financing activities	-	-	-

Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(49)	(343)	(41)
Net increase (decrease) in cash and cash equivalents and restricted cash	(2,782)	1,253	1,223
Cash and cash equivalents and restricted cash at the beginning of year	3,029	247	1,500

Cash and cash equivalents and restricted cash at the end of year	247	1,500	2,723